Thrivent Emerging Markets Equity Portfolio Annual Fund Operating Expenses - Thrivent Emerging Markets Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	1.15%

[1]	The Adviser has contractually agreed, through at least April 30, 2027, to waive a portion of the management fees associated with the shares of the Thrivent Emerging Markets Equity Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.15% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.